UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 00159)

Exact name of registrant as specified in charter:	Putnam Investors Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2009

Date of reporting period: October 31, 2008

Item 1. Schedule of Investments:

Putnam Investors Fund
The fund's portfolio
10/31/08 (Unaudited)

COMMON STOCKS (99.4%)(a)
	Shares	Value

Advertising and marketing services (0.8%)
Omnicom Group, Inc. (S)	497,080	$14,683,743

Aerospace and defense (4.4%)
Boeing Co. (The)	310,300	16,219,381
General Dynamics Corp.	235,600	14,211,392
L-3 Communications Holdings, Inc. (S)	165,223	13,411,151
Lockheed Martin Corp.	195,192	16,601,080
United Technologies Corp.	310,100	17,043,096
		77,486,100

Automotive (0.3%)
Magna International, Inc. Class A (Canada)	142,500	4,817,925

Banking (7.1%)
Bank of America Corp.	1,840,913	44,494,863
Bank of New York Mellon Corp. (The)	550,300	17,939,780
BB&T Corp.	323,900	11,611,815
U.S. Bancorp	769,627	22,942,581
Wells Fargo & Co.	848,700	28,898,235
		125,887,274

Beverage (1.2%)
PepsiCo, Inc.	372,100	21,213,421

Biotechnology (1.4%)
Amgen, Inc. (NON)	405,200	24,267,428

Chemicals (2.3%)
Monsanto Co.	209,090	18,604,828
Potash Corp. of Saskatchewan (Canada)	158,106	13,480,118
PPG Industries, Inc.	160,000	7,932,800
		40,017,746

Commercial and consumer services (0.8%)
Dun & Bradstreet Corp. (The)	178,380	13,144,822
Priceline.com, Inc. (NON)	30,300	1,594,689
		14,739,511

Communications equipment (3.5%)
Cisco Systems, Inc. (NON) (S)	2,054,400	36,506,688
Nokia OYJ ADR (Finland)	848,000	12,872,640
Qualcomm, Inc.	301,600	11,539,216
		60,918,544

Computers (5.4%)
Apple, Inc. (NON) (S)	267,960	28,829,816
Hewlett-Packard Co.	1,098,870	42,064,744
IBM Corp.	266,500	24,776,505
		95,671,065

Conglomerates (3.1%)
Danaher Corp.	97,100	5,752,204
General Electric Co.	2,478,000	48,345,780
		54,097,984

Consumer goods (3.8%)
Colgate-Palmolive Co.	146,100	9,169,236
Kimberly-Clark Corp.	119,300	7,311,897
Procter & Gamble Co. (The)	784,300	50,618,722
		67,099,855

Containers (0.4%)
Crown Holdings, Inc. (NON)	338,300	6,826,894

Electric utilities (1.4%)
Exelon Corp. (S)	128,900	6,991,536
Pepco Holdings, Inc.	814,300	16,815,295
		23,806,831

Electronics (0.8%)
Intel Corp.	482,300	7,716,800
Tandberg ASA (Norway)	444,800	5,531,991
		13,248,791

Energy (oil field) (1.2%)
Halliburton Co.	594,500	11,765,155
National-Oilwell Varco, Inc. (NON) (S)	313,500	9,370,515
		21,135,670

Financial (3.1%)
JPMorgan Chase & Co.	1,313,150	54,167,438

Food (1.1%)
Kraft Foods, Inc. Class A	680,549	19,831,198

Health-care services (3.5%)
Aetna, Inc.	316,842	7,879,861
Express Scripts, Inc. (NON)	238,111	14,431,908
McKesson Corp.	462,700	17,022,733
Quest Diagnostics, Inc.	474,700	22,215,960
		61,550,462

Insurance (2.7%)
ACE, Ltd. (Switzerland)	324,600	18,619,056
Berkshire Hathaway, Inc. Class B (NON)	4,928	18,923,520
MetLife, Inc.	302,167	10,037,988
		47,580,564

Investment banking/Brokerage (2.3%)
Franklin Resources, Inc.	66,652	4,532,336
Goldman Sachs Group, Inc. (The)	374,100	34,604,250
Invesco, Ltd.	104,400	1,556,604
		40,693,190

Lodging/Tourism (0.6%)
Carnival Corp.	433,900	11,021,060

Machinery (0.9%)
Caterpillar, Inc.	204,040	7,788,207
Deere (John) & Co.	206,900	7,978,064
		15,766,271

Manufacturing (0.5%)
Illinois Tool Works, Inc.	292,600	9,769,914

Media (1.1%)
Walt Disney Co. (The)	723,200	18,730,880

Medical technology (3.4%)
Hologic, Inc. (NON)	553,500	6,774,840
Hospira, Inc. (NON)	332,700	9,255,714
Medtronic, Inc.	683,800	27,577,654
Mettler-Toledo International, Inc. (NON)	116,758	8,936,657
Waters Corp. (NON) (S)	162,700	7,126,260
		59,671,125

Metals (0.4%)
Nucor Corp.	164,500	6,663,895

Office equipment and supplies (0.3%)
Pitney Bowes, Inc.	234,300	5,805,954

Oil and gas (13.4%)
Apache Corp.	221,100	18,203,163
Chevron Corp.	745,500	55,614,300
ConocoPhillips	505,910	26,317,438
Devon Energy Corp.	262,900	21,258,094
Exxon Mobil Corp.	694,800	51,498,576
Hess Corp.	185,580	11,173,772
Marathon Oil Corp.	504,800	14,689,680
Occidental Petroleum Corp.	423,900	23,543,406
XTO Energy, Inc.	377,200	13,560,340
		235,858,769

Pharmaceuticals (7.2%)
Abbott Laboratories	616,800	34,016,520
Eli Lilly & Co.	428,100	14,478,342
Johnson & Johnson	769,900	47,225,666
Merck & Co., Inc.	1,032,800	31,965,160
		127,685,688

Power producers (0.2%)
NRG Energy, Inc. (NON) (S)	192,700	4,480,275

Publishing (--%)
Wiley (John) & Sons, Inc. Class A	19,600	681,688

Railroads (1.1%)
Burlington Northern Santa Fe Corp. (S)	216,830	19,310,880

Real estate (0.1%)
Annaly Capital Management, Inc. (R)	148,169	2,059,549

Regional Bells (3.2%)
AT&T, Inc.	1,225,362	32,802,941
Verizon Communications, Inc.	815,200	24,186,984
		56,989,925

Restaurants (1.5%)
McDonald's Corp.	463,800	26,867,934

Retail (5.8%)
Best Buy Co., Inc.	242,190	6,493,114
CVS Caremark Corp.	604,170	18,517,811
GameStop Corp. (NON) (S)	211,300	5,787,507
Kroger Co. (S)	748,300	20,548,318
TJX Cos., Inc. (The)	664,500	17,782,020
Wal-Mart Stores, Inc.	586,100	32,710,241
		101,839,011

Semiconductor (0.1%)
Applied Materials, Inc.	172,800	2,230,848

Software (4.5%)
Adobe Systems, Inc. (NON) (S)	510,570	13,601,585
Microsoft Corp.	1,752,800	39,140,024
Oracle Corp. (NON)	1,112,300	20,343,967
Symantec Corp. (NON)	481,700	6,059,786
		79,145,362

Technology services (2.6%)
Accenture, Ltd. Class A (Bermuda)	656,599	21,700,597
Expedia, Inc. (NON)	557,400	5,300,874
Google, Inc. Class A (NON)	52,241	18,773,326
		45,774,797

Telecommunications (0.3%)
American Tower Corp. Class A (NON)	165,100	5,334,381

Tobacco (1.3%)
Philip Morris International, Inc.	516,200	22,439,214

Waste management (0.3%)
Waste Connections, Inc. (NON)	133,470	4,517,960

Total common stocks (cost $2,246,690,162)		$1,752,387,014

CONVERTIBLE BONDS AND NOTES (0.4%)(a) (cost $9,016,377)
	Principal amount	Value

Advanced Micro Devices, Inc. cv. sr. unsec. notes
5 3/4s, 2012	$17,032,000	$7,089,570

CONVERTIBLE PREFERRED STOCKS (0.3%)(a) (cost $8,829,705)
	Shares	Value

Freeport-McMoRan Copper & Gold, Inc. $6.75 cv. pfd.	120,000	$5,761,440

SHORT-TERM INVESTMENTS (2.9%)(a)
	Principal	Value
	amount/shares

Federated Prime Obligations Fund	4,006,457	$4,006,457
Short-term investments held as collateral for loaned
securities with yields ranging from 0.13% to 2.68% and
due dates ranging from November 3, 2008 to
November 10, 2008 (d)	$43,785,715	43,775,475
U.S. Treasury Bills for an effective yield of 0.22%,
November 13, 2008	3,888,000	3,887,716

Total short-term investments (cost $51,669,648)		$51,669,648

TOTAL INVESTMENTS

Total investments (cost $2,316,205,892) (b)		$1,816,907,672

WRITTEN OPTIONS OUTSTANDING at 10/31/08 (premiums received $39,614) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Annaly Capital Management, Inc. (Put)	$68,301	Nov-08/$11.00	$17,075

Total			$17,075

NOTES

(a) Percentages indicated are based on net assets of $1,762,710,441.

(b) The aggregate identified cost on a tax basis is $2,332,081,557, resulting in gross unrealized appreciation and depreciation of $16,763,002 and $531,936,887, respectively, or net unrealized depreciation of $515,173,885.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At October 31, 2008, the value of securities loaned amounted to $41,833,663. The fund received cash collateral of $43,775,475 which is pooled with collateral of other Putnam funds into 15 issues of short-term investments.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at October 31, 2008.

At October 31, 2008, liquid assets totaling $17,075 have been designated as collateral for open options.

Debt obligations are considered secured unless otherwise indicated.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

The dates shown on debt obligations are the original maturity dates.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.

Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $8,561 for the period ended October 31, 2008. During the period ended October 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $12,052,108 and $12,322,571, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of October 31, 2008:

Valuation inputs	Investments in securities	Other financial instruments*

Level 1	$1,750,861,480	$--

Level 2	66,046,192	22,539

Level 3	--	--

Total	$1,816,907,672	$22,539

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investors Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: December 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: December 29, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 29, 2008